Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Net sales		$ 1,599,864	$ 1,599,864	$ 1,730,000
Service income				15,000
Total Revenue		1,599,864	1,599,864	1,745,000
Cost and Expenses
Cost of sales		1,587,222	1,587,222	1,661,849
Operating expenses	4,642,594	3,622,811	8,569,231	8,096,033
Total Cost and Expenses	4,642,594	5,210,033	10,156,453	9,757,882
Loss from Operations	(4,642,594)	(3,610,169)	(8,556,589)	(8,012,882)
Non-Operating Income (Loss)
Foreign currency exchange gain (loss)	215,760	(451,701)	586,040	(128,362)
Unrealized loss on short-term investment	(60,170)
Other income (loss), net	2,567	(3,325)	(5,759)	(2,973)
Net Non-Operating Income (Loss)	158,157	(455,026)	580,281	(131,335)
Loss Before Income Taxes	(4,484,437)	(4,065,195)	(7,976,308)	(8,144,217)
Income Tax Expense	3,263	3,235	3,251	4,123
Net Loss	(4,487,700)	(4,068,430)	(7,979,559)	(8,148,340)
Other Comprehensive Income (Loss)
Foreign currency translation adjustments	(227,817)	465,294	(602,603)	123,428
Total Comprehensive Loss	$ (4,715,517)	$ (3,603,136)	$ (8,582,162)	$ (8,024,912)
Net Loss Per Common Share:
Basic	$ (0.4704)	$ (0.4398)	$ (0.8507)	$ (0.9205)
Diluted	$ (0.4704)	$ (0.4398)	$ (0.8507)	$ (0.9205)
Weighted Average Shares Outstanding - Basic	9,540,891	9,250,631	9,380,450	8,852,094
Weighted Average Shares Outstanding - Diluted	9,540,891	9,250,631	9,380,450	8,852,094